Summary of the material accounting policies: Condensed statement of financial position (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 11, 2025 MXN ($)	Dec. 31, 2022 MXN ($)
Consolidated Statements of Financial Position
Cash and cash equivalents	$ 11,116,335		$ 20,083,457	$ 13,872,897			$ 13,174,991
Other current assets	691,057		348,122
Total current assets	17,877,787		25,656,011
Financial liabilities:
Current liabilities	(5,903,180)		(5,887,006)
Invesment property - Net	12,758,949					$ 12,789,029
Land, furniture and equipment	303,068		268,450
Lease liabilities	(31,557)		(22,496)
Long-term debt	(8,464,370)		(10,064,073)
Deferred income tax - Net	(3,278,190)		(3,852,813)	(2,897,858)
Shareholders' equity	46,406,366		61,612,625	51,591,198			$ 49,015,607
Consolidated Statements of Comprehensive Income
Revenue	37,237,431		31,332,787	25,821,644
Non-aeronautical revenue	10,499,263		9,895,327	9,295,915
Net income for the year	10,924,697		14,030,438	10,675,944
Foreign currency translation	(1,775,991)		2,818,418	(1,530,746)
Total comprehensive income	9,134,940		16,831,623	9,146,842
Net income for the year attributable to:
Net income for the year	10,924,697		14,030,438	10,675,944
ASUR Airports LLC
Consolidated Statements of Financial Position
Cash and cash equivalents					$ 424,680
Other current assets					408,048
Total current assets					832,728
Financial liabilities:
Other current liabilities					(1,747,213)
Working capital					(914,485)
Invesment property - Net					12,758,949
Other long term assets					12,962
Lease liabilities					(6,720,103)
Other long-term liabilities					(102,413)
Shareholders' equity					$ 5,034,910
Consolidated Statements of Comprehensive Income
Non-aeronautical revenue		$ 133,143
Operating costs and expenses		(46,968)
Comprehensive financial cost - Net		(67,662)
Net income for the year		18,513
Foreign currency translation		(11,893)
Total comprehensive income		6,619
Net income for the year attributable to:
Controlling interest		19,421
Non-controlling interest		(908)
Net income for the year		$ 18,513
Aerostar Airport Holdings, LLC
Consolidated Statements of Financial Position
Cash and cash equivalents	323,859		850,723	1,518,454
Restricted cash	2,041,027		2,043,625	1,520,581
Other current assets	395,851		369,479	165,822
Total current assets	2,760,737		3,263,827	3,204,857
Financial liabilities:
Current liabilities	(1,211,118)		(1,246,162)	(1,033,248)
Working capital	1,549,619		2,017,665	2,171,609
Land, furniture and equipment	230,356		199,544	123,796
Intangible assets, airport concessions - Net	12,290,973		13,921,262	11,203,531
Other long term assets	71,379		101,450	83,208
Long-term debt	(8,464,370)		(10,064,073)	(8,404,199)
Other long-term liabilities	(13,375)		(16,503)	(14,295)
Deferred income tax - Net	(568,899)		(574,176)	(523,262)
Shareholders' equity	5,095,683		5,585,169	4,640,388
Consolidated Statements of Comprehensive Income
Revenue	5,425,370		4,815,975	4,174,329
Operating costs and expenses	(3,640,506)		(3,097,961)	(2,390,264)
Comprehensive financial cost - Net	(467,619)		(421,812)	(412,145)
Net income tax	(77,827)		71,911	(52,486)
Net income for the year	1,239,418		1,368,113	1,319,434
Foreign currency translation	(875,980)		907,659	(818,522)
Total comprehensive income	363,438		2,275,772	500,912
Net income for the year attributable to:
Net income for the year	$ 1,239,418		$ 1,368,113	$ 1,319,434